NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) [Line Items]
Assets reclassified from property, plant and equipment net realizable value		$ 62,000
Income statement to adjust the assets to its fair value less the cost of sales	$ 85,000	332,000
Boeing 767 [Member]
NON-CURRENT ASSETS AND DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE (Details) [Line Items]
Profit from the transaction		$ 5,500